Warrant Plans - Rollforward (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Dec. 31, 2014 EquityInstruments
Warrant plans
Outstanding at the beginning of the year	3,466,407	2,805,692	3,590,853
Exercisable	763,344	669,704	720,749	1,355,213
Granted during year	873,000	1,130,750	532,053
Forfeited during year		(48,500)	(72,500)
Exercised during year	(368,200)	(419,035)	(1,244,714)
Expired during year	(400)	(2,500)
Outstanding at the end of the year	3,970,807	3,466,407	2,805,692
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | €	€ 27.06	€ 16.22	€ 12.1